Income Taxes (Schedule of deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred tax asset, net	$ 3,090	$ 2,642
Deferred tax liabilities, net	(5,606)	(7,541)
Net deferred tax liabilities	$ (2,516)	$ (4,899)